Amounts receivable and prepaid expenses - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Mar. 31, 2025	Mar. 28, 2024
Amounts receivable and prepaid expenses
Royalties receivable, collectability period (in days)	60 days
Kensington
Amounts receivable and prepaid expenses
Consideration to be received		$ 3,750	$ 6,750